Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of changes in property plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	$'m	$'m	$'m	$'m
Cost
At January 1, 2017	983	3,541	64	4,588
Additions	8	508	6	522
Impairment (Note 4)	—	(54)	—	(54)
Disposals	(4)	(160)	(10)	(174)
Transfers	11	(9)	7	9
Exchange	96	316	4	416
At December 31, 2017	1,094	4,142	71	5,307
Depreciation
At January 1, 2017	(200)	(1,295)	(25)	(1,520)
Charge for the year	(35)	(378)	(10)	(423)
Disposals	2	156	10	168
Transfers	1	(2)	1	—
Exchange	(26)	(137)	(1)	(164)
At December 31, 2017	(258)	(1,656)	(25)	(1,939)
Net book value
At December 31, 2017	836	2,486	46	3,368
Cost
At January 1, 2018	1,094	4,142	71	5,307
Additions	15	539	37	591
Impairment (Note 4)	—	(11)	—	(11)
Disposals	(16)	(190)	(11)	(217)
Transfers	—	—	5	5
Exchange	(49)	(182)	(8)	(239)
At December 31, 2018	1,044	4,298	94	5,436
Depreciation
At January 1, 2018	(258)	(1,656)	(25)	(1,939)
Charge for the year	(37)	(388)	(24)	(449)
Disposals	10	187	9	206
Exchange	21	107	6	134
At December 31, 2018	(264)	(1,750)	(34)	(2,048)
Net book value
At December 31, 2018	780	2,548	60	3,388

Schedule of operating lease commitments

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
		Re-presented	Re-presented
Plant and machinery	22	21	20
Land and buildings	51	38	34
Office equipment and vehicles	17	9	9
	90	68	63

Schedule of commitments under non cancellable operating leases

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
		Re-presented	Re-presented
Not later than one year	67	64	59
Later than one year and not later than five years	150	132	123
Later than five years	147	106	98
	364	302	280

Schedule of capital commitments

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
Contracted for	118	101	116
Not contracted for	76	14	20
	194	115	136